Net defined benefit liability (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Employee Defined Benefit Plan

	2021	2020
Fair value of plan assets	$27,413	$25,783

Defined benefit obligation	(34,593)	(39,466)
Other employee benefits	(490)	(649)

	$(35,083)	$(40,115)

Net defined benefit liability	$(7,670)	$(14,332)

Summary of Components of Net Benefit Expense

Year ended December 31, 2021	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	$3,272	$—	$3,272
Interest cost on net benefit obligation	721	(472)	249
Past service cost	191	—	191

Net periodic benefit cost (income)	$4,184	$(472)	$3,712

Year ended December 31, 2020	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	2,393	$—	$2,393
Interest cost on net benefit obligation	706	(731)	(25)
Past service cost	457	—	457
Curtailment / Settlement	(2,026)	—	(2,026)

Net periodic benefit cost (income)	$1,530	$(731)	$799

Year ended December 31, 2019	Defined benefit obligation	Fair value of assets	Defined benefit assets (liability)
Current service cost	2,192	—	2,192
Interest cost on net benefit obligation	887	(979)	(92)

Net periodic benefit cost (income)	$3,079	$(979)	$2,100

Summary of Reconciliation of Net Employee Defined Benefit Liabilities
The following table shows reconciliation from the opening balance to the closing balances for net employee defined benefit liabilities and its components:

	Defined benefit obligation	Fair value of assets	Other employee benefits liability	Net defined benefit assets (liability)
At January 1, 2019	$(22,568)	$28,339	$(680)	$5,091
Current service cost	(2,192)	—	—	(2,192)
Interest (cost) income	(887)	979	—	92
Experience gain (loss)	(1,681)	—	—	(1,681)
Return on plan assets	—	138	—	138
Actuarial changes arising from changes in financial assumptions	(1,874)	—	—	(1,874)
Employer contributions	—	1,903	—	1,903
Benefits paid	1,007	(1,086)	—	(79)
Others	—	(1,187)	38	(1,149)

As of December 31, 2019	$(28,195)	$29,086	$(642)	$249
Current service cost	(2,393)	—	—	(2,393)
Interest (cost) income	(706)	731	—	25
Past service cost	(457)	—	—	(457)
Curtailment / Settlement	2,026	—	—	2,026
Return on plan assets	—	374	—	374
Experience gain (loss)	(4,001)	—	—	(4,001)
Actuarial changes arising from changes in demographic assumptions	(11,285)	—	—	(11,285)
Actuarial changes arising from changes in financial assumptions	(1,028)	—	—	(1,028)
Employer contributions	—	1,709	—	1,709
Benefits paid	6,573	(6,117)	—	456
Others	—	—	(7)	(7)

As of December 31, 2020	$(39,466)	$25,783	$(649)	$(14,332)

Current service cost	(3,272)	—	—	(3,272)
Interest (cost) income	(721)	472	—	(249)
Past service cost	(191)	—	—	(191)
Return on plan assets	—	416	—	416
Experience gain (loss)	602	—	—	602
Actuarial changes arising from changes in financial assumptions	4,411	—	—	4,411
Employer contributions	—	2,565	—	2,565
Benefits paid	1,622	(1,102)	—	520
Adjustments	2,422	—	—	2,422
Others	—	(721)	159	(562)

As of December 31, 2021	$(34,593)	$27,413	$(490)	$(7,670)

Summary of Sensitivity Analysis for Actuarial Assumptions
The following were the principal actuarial assumptions at the reporting date:

	2021	2020	2019
Economic assumptions -
Discount rate	2.9%	2.0%	2.5%
Compensation - salary increase	4.0%	4.0%	4.0%

Demographic assumptions -
Mortality	Panama expirence		RP - 2000 no collar
Termination	2003 SoA pension plan		13% all ages
Retirement
Males		62 years
Females		57 years

Summary of Additional Information about Sensitivity Analysis for Actuarial Assumptions
Reasonably possible changes at the reporting date to one of the relevant actuarial assumptions, holding other assumptions constant, would have affected the defined benefit obligation by the amount shown below:

	December, 31 2021		December, 31 2020		December, 31 2019
	Increase	Decrease	Increase	Decrease	Increase	Decrease
Discount rate (0.5% movement)	$1,876	$(2,056)	$2,318	$(2,554)	$709	$(751)

Summary of Expected Contribution Payments to Defined Benefit Plan
The following payments are expected contributions to the defined benefit plan in future years:

	2021	2020
Up to one year	$2,202	$2,299
One to five years	8,853	8,777
Over five years	13,271	14,112

Total expected payments	$24,326	$25,188